CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Treasury Stock	Additional Paid-in-Capital	Retained Deficit
Balance at Dec. 31, 2011				$ (36,994)
Increase (Decrease) in Stockholders' Equity
Share-based compensation	$ 1		$ 2,650
Net loss				(150,097)
Balance at Dec. 31, 2012	67		864,490	(187,091)
Increase (Decrease) in Stockholders' Equity
Share-based compensation	2		7,177
Acquisition of treasury stock		$ (664)
Net loss				(343,985)
Balance at Dec. 31, 2013	69	(664)	871,667	(531,076)
Increase (Decrease) in Stockholders' Equity
Share-based compensation	2		4,816
Acquisition of treasury stock		(1,491)
Net loss				(85,743)
Balance at Jun. 30, 2014	71	(2,155)	876,483	(616,819)
Balance at Dec. 31, 2013	69	(664)	871,667	(531,076)
Increase (Decrease) in Stockholders' Equity
Share-based compensation	1		10,861
Acquisition of treasury stock		(1,928)
Net loss				116,929
Balance at Dec. 31, 2014	70	(2,592)	882,528	(414,147)
Increase (Decrease) in Stockholders' Equity
Share-based compensation	3		3,756
Acquisition of treasury stock		(429)
Net loss				(791,989)
Balance at Jun. 30, 2015	$ 73	$ (3,021)	$ 886,284	$ (1,206,136)